Condensed consolidated statement of financial position - USD ($) $ in Millions	Jun. 30, 2024 [1]	Dec. 31, 2023	Jun. 30, 2023
Non-current assets
Property, plant and equipment	$ 9,630	$ 9,402	$ 8,675
Right-of-use assets	1,203	1,100	949
Goodwill	21,060	20,048	19,960
Intangible assets	39,426	38,089	38,326
Investments in associates and joint ventures	264	147	72
Other investments	1,607	1,530	1,071
Derivative financial instruments	217	228	163
Other receivables	806	803	752
Deferred tax assets	4,734	4,718	3,736
Total non-current assets	78,947	76,065	73,704
Current assets
Inventories	5,667	5,424	5,051
Trade and other receivables	11,047	12,126	11,092
Other investments	160	122	148
Derivative financial instruments	28	116	44
Income tax receivable	1,575	1,426	840
Cash and cash equivalents	6,916	5,840	5,664
Total current assets	25,393	25,054	22,839
Total assets	104,340	101,119	96,543
Current liabilities
Interest-bearing loans and borrowings	(5,067)	(5,129)	(4,556)
Lease liabilities	(292)	(271)	(231)
Trade and other payables	(20,463)	(22,374)	(19,738)
Derivative financial instruments	(51)	(156)	(83)
Provisions	(1,168)	(1,028)	(567)
Income tax payable	(1,525)	(1,584)	(1,200)
Total current liabilities	(28,566)	(30,542)	(26,375)
Non-current liabilities
Interest-bearing loans and borrowings	(27,225)	(22,365)	(24,329)
Lease liabilities	(949)	(857)	(722)
Derivative financial instruments	(61)	(38)	(68)
Deferred tax liabilities	(3,333)	(2,844)	(2,800)
Retirement benefit obligations	(1,326)	(1,520)	(1,078)
Provisions	(1,074)	(1,127)	(1,357)
Other payables	(2,208)	(2,660)	(2,398)
Total non-current liabilities	(36,176)	(31,411)	(32,752)
Total liabilities	(64,742)	(61,953)	(59,127)
Net assets	39,598	39,166	37,416
Equity
Share capital	388	388	387
Share premium account	35,199	35,188	35,163
Other reserves	2,078	2,065	2,076
Retained earnings	1,847	1,502	(234)
Total equity attributable to owners of parent	39,512	39,143	37,392
Non-controlling interests	86	23	24
Total equity	$ 39,598	$ 39,166	$ 37,416

[1]	The Condensed consolidated statement of financial position as at 30 June 2024 and 30 June 2023 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2023 has been audited by PricewaterhouseCoopers LLP.